Accounts Receivables, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivables, Net [Abstract]
Accounts receivables, net

Note 4 – Accounts receivables, net

The Company’s net accounts receivable are as follows:

	December 31,	December 31,
	2022	2021
Trade accounts receivable	$43,282	$156,852
Less: allowance for doubtful accounts	(43,075)	(109,792)
Accounts receivable, net	$207	$47,060